Directors', supervisors' and senior management's emoluments (Tables)	12 Months Ended
Dec. 31, 2018
Directors', supervisors' and senior management's emoluments [abstract]
Pre-tax benefits and social insurance of directors and supervisors
	Fees	Basic salaries	Performance salaries	Pension	Total

Name of director
Mr. Shu Yinbiao[1]	-	-	-	-	-
Mr. Cao Peixi[2]	-	-	-	-	-
Mr. Liu Guoyue[3]	-	-	-	-	-
Mr. Fan Xiaxia[4]	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Wang Yongxiang	-	-	-	-	-
Mr. Mi Dabin	-	-	-	-	-
Mr. Guo Hongbo	-	-	-	-	-
Mr. Cheng Heng	-	-	-	-	-
Mr. Lin Chong	-	-	-	-	-
Mr. Yue Heng	74	-	-	-	74
Mr. Xu Mengzhou	74	-	-	-	74
Mr. Liu Jizhen	74	-	-	-	74
Mr. Xu Haifeng	74	-	-	-	74
Mr. Zhang Xianzhi	74	-	-	-	74
Sub-total	370	-	-	-	370

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	-	-	-	-	-
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	-	-	-	-	-
Ms. Zhang Xiaojun	-	154	476	130	760
Mr. Zhu Daqing[5]	-	66	250	63	379
Mr. Zhang Xiancheng[6]	-	36	87	22	145
Sub-total	-	256	813	215	1,284
Total	370	256	813	215	1,654

	Fees	Basic salaries	Performance salaries	Pension	Total

Name of director
Mr. Cao Peixi	-	-	-	-	-
Mr. Guo Junming	-	-	-	-	-
Mr. Liu Guoyue	-	-	-	-	-
Mr. Fan Xiaxia	-	-	-	-	-
Mr. Li Shiqi	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Wang Yongxiang	-	-	-	-	-
Mr. Mi Dabin	24	-	-	-	24
Mr. Guo Hongbo	-	-	-	-	-
Mr. Zhu Yousheng	24	-	-	-	24
Ms. Li Song	24	-	-	-	24
Mr. Cheng Heng	-	-	-	-	-
Mr. Lin Chong	-	-	-	-	-
Mr. Li Zhensheng	37	-	-	-	37
Mr. Yue Heng	74	-	-	-	74
Mr. Geng Jianxin	37	-	-	-	37
Mr. Xia Qing	37	-	-	-	37
Mr. Xu Mengzhou	74	-	-	-	74
Mr. Liu Jizhen	37	-	-	-	37
Mr. Xu Haifeng	37	-	-	-	37
Mr. Zhang Xianzhi	37	-	-	-	37

Sub-total	442	-	-	-	442

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	24	-	-	-	24
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	24	-	-	-	24
Ms. Zhang Xiaojun	-	137	466	124	727
Mr. Zhu Daqing	-	135	464	123	722

Sub-total	48	272	930	247	1,497

Total	490	272	930	247	1,939

	Fees	Basic salaries	Performance salaries	Pension	Total

Name of director
Mr. Cao Peixi	-	-	-	-	-
Mr. Guo Junming	-	-	-	-	-
Mr. Liu Guoyue	-	-	-	-	-
Mr. Li Shiqi	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Fan Xiaxia	-	327	396	122	845
Mr. Mi Dabin	48	-	-	-	48
Mr. Guo Hongbo	-	-	-	-	-
Mr. Zhu Yousheng	48	-	-	-	48
Ms. Li Song	48	-	-	-	48
Mr. Li Zhensheng	74	-	-	-	74
Mr. Zhang Shouwen	37	-	-	-	37
Mr. Yue Heng	74	-	-	-	74
Mr. Geng Jianxin	74	-	-	-	74
Mr. Xia Qing	74	-	-	-	74
Mr. Xu Mengzhou	37	-	-	-	37

Sub-total	514	327	396	122	1,359

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	48	-	-	-	48
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	48	-	-	-	48
Mr. Wang Zhaobin	-	51	-	-	51
Ms. Zhang Ling	-	69	-	-	69
Ms. Zhang Xiaojun	-	92	314	89	495
Mr. Zhu Daqing	-	90	313	88	491

Sub-total	96	302	627	177	1,202

Total	610	629	1,023	299	2,561

Five highest paid individuals
	As at 31 December
	2018	2017	2016

Basic salaries	1,500	1,524	1,213
Performance salaries	2,100	1,800	1,440
Pension	679	648	502

	4,279	3,972	3,155